Schedule of Investments (unaudited)	iShares® US Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Ducommun Inc.(a)	11,541	$539,773

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings Inc.(a)	6,152	579,026

Auto Components — 0.8%
Dana Inc.	30,726	701,167
Modine Manufacturing Co.(a)	59,166	596,985
		1,298,152
Banks — 31.4%
1st Source Corp.	12,148	602,541
Allegiance Bancshares Inc.	16,195	683,591
Atlantic Union Bankshares Corp.	17,532	653,768
Banc of California Inc.	36,897	723,919
BancFirst Corp.	9,205	649,505
Bank of NT Butterfield & Son Ltd. (The)	16,864	642,687
BankUnited Inc.	13,564	573,893
Brookline Bancorp. Inc.	32,982	533,979
Bryn Mawr Bank Corp.	15,334	690,183
Cadence Bank	19,481	580,339
Cathay General Bancorp.	17,216	740,116
Central Pacific Financial Corp.	21,155	595,936
City Holding Co.	4,962	405,842
Columbia Banking System Inc.	13,445	439,920
Community Trust Bancorp. Inc.	13,363	582,760
ConnectOne Bancorp. Inc.	26,674	872,507
CrossFirst Bankshares Inc.(a)	43,558	679,940
Customers Bancorp. Inc.(a)	33,792	2,208,983
CVB Financial Corp.	20,842	446,227
Dime Community Bancshares Inc.	42,928	1,509,348
Enterprise Financial Services Corp.	13,693	644,803
First BanCorp./Puerto Rico	51,416	708,512
First Bancshares Inc. (The)	17,967	693,886
First Busey Corp.	23,765	644,507
First Financial Bancorp	23,302	568,103
First Financial Corp./IN	11,968	542,031
First Foundation Inc.	28,644	712,090
First Merchants Corp.	16,177	677,655
Flushing Financial Corp.	35,541	863,646
Fulton Financial Corp.	40,469	687,973
German American Bancorp. Inc.	13,790	537,534
Great Southern Bancorp. Inc.	10,355	613,534
Hancock Whitney Corp.	19,918	996,298
Hanmi Financial Corp.	35,319	836,354
Heritage Commerce Corp.	56,297	672,186
Heritage Financial Corp./WA	16,494	403,113
Home BancShares Inc./AR	24,878	605,779
HomeStreet Inc.	10,677	555,204
Hope Bancorp Inc.	37,456	550,978
Horizon Bancorp Inc./IN	36,985	771,137
Independent Bank Corp.	17,300	1,410,469
Independent Bank Corp./MI	30,035	716,935
Independent Bank Group Inc.	8,548	616,738
Investors Bancorp. Inc.	51,604	781,801
Lakeland Bancorp. Inc.	37,701	715,942
Meta Financial Group Inc.	15,565	928,608
Midland States Bancorp. Inc.	29,155	722,752
NBT Bancorp. Inc.	11,523	443,866
Nicolet Bankshares Inc.(a)	6,824	585,158
Security	Shares	Value

Banks (continued)
OFG Bancorp.	22,761	$604,532
Old National Bancorp./IN	27,273	494,187
Pacific Premier Bancorp. Inc.	15,738	629,992
Peoples Bancorp. Inc./OH	19,737	627,834
Preferred Bank/Los Angeles CA	2,254	161,815
S&T Bancorp. Inc.	17,392	548,196
Sandy Spring Bancorp. Inc.	16,197	778,752
Seacoast Banking Corp. of Florida	20,991	742,872
Simmons First National Corp., Class A	23,871	706,104
South State Corp.	7,803	625,098
Texas Capital Bancshares Inc.(a)	11,907	717,397
Tompkins Financial Corp.	6,617	553,049
Towne Bank/Portsmouth VA	22,978	725,875
TriCo Bancshares	15,336	658,835
TriState Capital Holdings Inc.(a)	28,252	854,906
Triumph Bancorp. Inc.(a)	11,966	1,424,911
Trustmark Corp.	15,645	507,837
United Bankshares Inc./WV	17,450	633,086
United Community Banks Inc./GA	22,355	803,439
Valley National Bancorp.	54,365	747,519
Washington Trust Bancorp. Inc.	12,124	683,430
		49,253,242
Biotechnology — 0.4%
Vanda Pharmaceuticals Inc.(a)	38,863	609,760

Building Products — 1.6%
American Woodmark Corp.(a)	4,577	298,420
Apogee Enterprises Inc.	17,645	849,607
Insteel Industries Inc.	20,076	799,226
Quanex Building Products Corp.	20,530	508,733
		2,455,986
Capital Markets — 2.0%
BGC Partners Inc., Class A	156,601	728,194
Cowen Inc., Class A	23,137	835,246
Federated Hermes Inc.	17,397	653,779
Piper Sandler Cos	5,133	916,292
		3,133,511
Chemicals — 2.4%
AdvanSix Inc.	29,123	1,376,062
Avient Corp.	14,160	792,252
Ecovyst Inc.	35,351	361,994
HB Fuller Co.	8,191	663,471
Minerals Technologies Inc.	7,392	540,725
		3,734,504
Commercial Services & Supplies — 3.7%
ABM Industries Inc.	10,384	424,186
ACCO Brands Corp.	65,103	537,752
BrightView Holdings Inc.(a)	32,038	451,095
Herman Miller Inc.	22,446	879,659
HNI Corp.	12,032	505,946
Interface Inc.	61,217	976,411
KAR Auction Services Inc.(a)	26,150	408,463
Matthews International Corp., Class A	16,719	613,086
SP Plus Corp.(a)	20,496	578,397
Steelcase Inc., Class A	36,938	432,913
		5,807,908
Communications Equipment — 0.8%
Comtech Telecommunications Corp.	26,761	633,968

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NetScout Systems Inc.(a)	17,342	$573,673
		1,207,641
Construction & Engineering — 2.6%
Arcosa Inc.	8,497	447,792
EMCOR Group Inc.	5,566	709,053
Great Lakes Dredge & Dock Corp.(a)	39,348	618,550
MYR Group Inc.(a)	10,047	1,110,696
Primoris Services Corp.	20,335	487,633
Sterling Construction Co. Inc.(a)	26,526	697,634
		4,071,358
Construction Materials — 0.6%
Summit Materials Inc., Class A(a)	22,720	911,981

Consumer Finance — 0.9%
EZCORP Inc., Class A, NVS(a)	74,885	551,902
World Acceptance Corp.(a)(b)	3,544	869,804
		1,421,706
Distributors — 0.8%
Funko Inc., Class A(a)	64,716	1,216,661

Diversified Consumer Services — 0.2%
Laureate Education Inc., Class A	28,089	343,809

Electrical Equipment — 1.4%
Encore Wire Corp.	8,052	1,152,242
Powell Industries Inc.	15,084	444,827
Thermon Group Holdings Inc.(a)	33,269	563,244
		2,160,313
Electronic Equipment, Instruments & Components — 2.6%
Benchmark Electronics Inc.	18,509	501,594
Insight Enterprises Inc.(a)	6,674	711,448
Knowles Corp.(a)	25,361	592,179
Methode Electronics Inc.	13,146	646,389
Sanmina Corp.(a)	13,963	578,906
TTM Technologies Inc.(a)	33,094	493,101
Vishay Intertechnology Inc.	23,986	524,574
		4,048,191
Energy Equipment & Services — 1.0%
National Energy Services Reunited Corp.(a)	59,286	560,253
RPC Inc.(a)	139,783	634,615
Solaris Oilfield Infrastructure Inc., Class A	57,561	377,024
		1,571,892
Equity Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust	36,045	786,862
Kite Realty Group Trust	32,387	705,389
Piedmont Office Realty Trust Inc., Class A	27,749	510,027
Sabra Health Care REIT Inc.	26,316	356,319
SITE Centers Corp.	52,543	831,756
Summit Hotel Properties Inc.(a)	72,327	705,911
Xenia Hotels & Resorts Inc.(a)	42,078	762,032
		4,658,296
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	19,615	759,296
SpartanNash Co.	22,972	591,759
		1,351,055
Food Products — 0.3%
Fresh Del Monte Produce Inc.	15,879	438,260
Security	Shares	Value

Gas Utilities — 0.6%
Southwest Gas Holdings Inc.	5,931	$415,467
Spire Inc.	7,073	461,301
		876,768
Health Care Providers & Services — 0.3%
Select Medical Holdings Corp.	17,637	518,528

Household Durables — 3.0%
Century Communities Inc.	8,801	719,834
Ethan Allen Interiors Inc.	27,584	725,183
Hooker Furniture Corp.	14,035	326,735
KB Home	9,859	440,993
La-Z-Boy Inc.	11,845	430,092
M/I Homes Inc.(a)	8,197	509,690
Meritage Homes Corp.(a)	3,378	412,319
Taylor Morrison Home Corp.(a)	15,314	535,377
TRI Pointe Homes Inc.(a)	20,588	574,199
		4,674,422
Insurance — 4.2%
American Equity Investment Life Holding Co.	16,745	651,715
CNO Financial Group Inc.	23,340	556,426
Employers Holdings Inc.	9,371	387,772
Enstar Group Ltd.(a)	2,321	574,656
HCI Group Inc.	7,594	634,403
Heritage Insurance Holdings Inc.	36,386	213,950
Horace Mann Educators Corp.	11,332	438,548
ProAssurance Corp.	24,199	612,235
Selective Insurance Group Inc.	7,259	594,802
SiriusPoint Ltd.(a)	52,561	427,321
Stewart Information Services Corp.	6,997	557,871
United Fire Group Inc.	18,407	426,858
Universal Insurance Holdings Inc.	27,346	464,882
		6,541,439
Machinery — 3.4%
Altra Industrial Motion Corp.	10,134	522,610
Barnes Group Inc.	10,597	493,714
Columbus McKinnon Corp./NY	11,319	523,617
EnPro Industries Inc.	6,639	730,755
Greenbrier Companies Inc. (The)	12,844	589,411
Meritor Inc.(a)	18,091	448,295
Mueller Industries Inc.	13,851	822,195
REV Group Inc.	47,185	667,668
Wabash National Corp.	31,615	617,125
		5,415,390
Marine — 0.5%
Matson Inc.	9,349	841,691

Media — 0.5%
Scholastic Corp.	17,964	717,841

Metals & Mining — 3.5%
Allegheny Technologies Inc.(a)	42,390	675,273
Carpenter Technology Corp.	20,318	593,082
Commercial Metals Co.	18,752	680,510
Haynes International Inc.	22,040	888,873
Kaiser Aluminum Corp.	7,019	659,365
Schnitzer Steel Industries Inc., Class A	19,548	1,014,932
Warrior Met Coal Inc.	21,995	565,492
Worthington Industries Inc.	8,974	490,519
		5,568,046

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.2%
Broadmark Realty Capital Inc.	37,997	$358,312

Multi-Utilities — 1.2%
Avista Corp.	10,887	462,589
Black Hills Corp.	6,966	491,591
NorthWestern Corp.	7,766	443,904
Unitil Corp.	9,716	446,839
		1,844,923
Oil, Gas & Consumable Fuels — 2.0%
Clean Energy Fuels Corp.(a)	150,677	923,650
CNX Resources Corp.(a)(b)	40,134	551,842
DHT Holdings Inc.	73,256	380,199
Dorian LPG Ltd.	46,991	596,316
Nordic American Tankers Ltd.	110,365	186,517
World Fuel Services Corp.	17,280	457,401
		3,095,925
Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	9,855	361,383
Glatfelter Corp.	27,199	467,823
		829,206
Pharmaceuticals — 0.4%
Prestige Consumer Healthcare Inc.(a)(b)	10,295	624,392

Professional Services — 1.6%
Heidrick & Struggles International Inc.	19,177	838,610
Kelly Services Inc., Class A, NVS	21,987	368,722
Resources Connection Inc.	32,649	582,458
TrueBlue Inc.(a)	24,301	672,409
		2,462,199
Real Estate Management & Development — 0.2%
RE/MAX Holdings Inc., Class A	11,447	349,019

Road & Rail — 1.4%
ArcBest Corp.	12,034	1,442,275
Covenant Logistics Group Inc., Class A(a)	21,062	556,669
U.S. Xpress Enterprises Inc., Class A(a)(b)	45,926	269,585
		2,268,529
Semiconductors & Semiconductor Equipment — 2.3%
Alpha & Omega Semiconductor Ltd.(a)	29,163	1,766,112
Amkor Technology Inc.	33,618	833,390
SMART Global Holdings Inc.(a)	13,694	972,137
		3,571,639
Software — 0.4%
Xperi Holding Corp.	32,607	616,598

Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A(a)	26,991	940,097
Hibbett Inc.	9,580	689,089
MarineMax Inc.(a)	14,609	862,515
ODP Corp. (The)(a)	19,360	760,461
Rent-A-Center Inc./TX.	12,534	602,133
Sportsman's Warehouse Holdings Inc.(a)	26,447	312,075
Tilly's Inc., Class A	62,229	1,002,509
Urban Outfitters Inc.(a)	18,196	534,235
Zumiez Inc.(a)(b)	13,388	642,490
		6,345,604
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.0%
Movado Group Inc.	37,619	$1,573,603
Superior Group of Companies Inc.	16,467	361,286
Unifi Inc.(a)	28,766	665,933
Vera Bradley Inc.(a)	62,091	528,394
		3,129,216
Thrifts & Mortgage Finance — 3.5%
Kearny Financial Corp./MD	52,132	690,749
NMI Holdings Inc., Class A(a)	20,519	448,340
Northfield Bancorp. Inc.	41,499	670,624
Premier Financial Corp.	24,189	747,682
Provident Financial Services Inc.	28,448	689,011
Radian Group Inc.	25,643	541,837
TrustCo Bank Corp. NY	11,050	368,075
Washington Federal Inc.	18,116	604,712
WSFS Financial Corp.	14,033	703,334
		5,464,364
Trading Companies & Distributors — 3.6%
Beacon Roofing Supply Inc.(a)	12,152	696,917
Boise Cascade Co.	9,415	670,348
DXP Enterprises Inc./TX(a)	22,883	587,407
GMS Inc.(a)	15,564	935,552
Rush Enterprises Inc., Class A	11,190	622,612
Titan Machinery Inc.(a)	28,315	953,932
WESCO International Inc.(a)	8,554	1,125,621
		5,592,389
Total Common Stocks — 97.4%
(Cost: $140,365,581)		152,519,465

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	598,631	598,810
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,090,000	4,090,000
		4,688,810

Total Short-Term Investments — 3.0%
(Cost: $4,688,810)		4,688,810

Total Investments in Securities — 100.4%
(Cost: $145,054,391)		157,208,275

Other Assets, Less Liabilities — (0.4)%		(590,612)

Net Assets — 100.0%		$156,617,663

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$376,585	$222,705	(a)	$—		$(480)	$—	$598,810	598,631	$1,709	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,350,000	—		(7,260,000	)(a)	—	—	4,090,000	4,090,000	327		—
						$(480)	$—	$4,688,810		$2,036		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	1	03/18/22	$120	$595
Russell 2000 E-Mini Index	1	03/18/22	112	1,370
				$1,965

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$1,034,818	$65,482	(c)	$1,094,859	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/23	1,900,285	53,768	(e)	1,956,369	1.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	989,385	35,160	(g)	1,025,351	0.6
					$154,410		$4,076,579

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $5,441 of net dividends and financing fees.
(e)	Amount includes $(2,316) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(806) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of December 31, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Brookline Bancorp. Inc.	282	$4,566	0.4%
CVB Financial Corp.	1,917	41,043	3.8
First BanCorp./Puerto Rico	21,089	290,606	26.5
HomeStreet Inc.	1,947	101,244	9.3
Independent Bank Corp.	18	1,468	0.1
OFG Bancorp.	1,016	26,985	2.5
Old National Bancorp./IN	2,860	51,823	4.7
Pacific Premier Bancorp. Inc.	2,250	90,068	8.2
Preferred Bank/Los Angeles CA	4,519	324,419	29.6
S&T Bancorp. Inc.	1,701	53,616	4.9

		985,838
Insurance
Employers Holdings Inc.	737	30,497	2.8
Heritage Insurance Holdings Inc.	1,632	9,596	0.9
United Fire Group Inc.	112	2,597	0.2

		42,690
Thrifts & Mortgage Finance
Provident Financial Services Inc.	2,575	62,367	5.7
TrustCo Bank Corp. NY	119	3,964	0.4

		66,331
Total Reference Entity — Long		1,094,859
Net Value of Reference Entity — Goldman Sachs Bank USA		$1,094,859

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	3,710	$156,970	8.0%
Brookline Bancorp. Inc.	6,222	100,734	5.1
Cadence Bank	48	1,430	0.1
Central Pacific Financial Corp.	3,231	91,017	4.7
City Holding Co.	503	41,140	2.1
Columbia Banking System Inc.	2,424	79,313	4.1
First Financial Bancorp.	8,224	200,501	10.2
Hanmi Financial Corp.	4,099	97,064	5.0
Heritage Financial Corp./WA	4,086	99,862	5.1
HomeStreet Inc.	1,068	55,536	2.8
Hope Bancorp Inc.	6,626	97,468	5.0
	Shares	Value	% of Basket Value
Meta Financial Group Inc.	4,127	$246,217	12.6
NBT Bancorp. Inc.	2,589	99,728	5.1
OFG Bancorp.	2,357	62,602	3.2
Pacific Premier Bancorp. Inc.	804	32,184	1.6
Preferred Bank/Los Angeles CA	2,020	145,016	7.4
S&T Bancorp. Inc.	2,302	72,559	3.7
Trustmark Corp.	2,032	65,959	3.4

		1,745,300
Insurance
American Equity Investment Life Holding Co.	153	5,955	0.3
Employers Holdings Inc.	459	18,993	1.0
Stewart Information Services Corp.	1,658	132,192	6.7

		157,140
Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	1,619	53,929	2.8

Total Reference Entity — Long		1,956,369

Net Value of Reference Entity — HSBC Bank PLC		$1,956,369

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Brookline Bancorp. Inc.	4,294	$69,520	6.8%
Central Pacific Financial Corp.	3,505	98,736	9.6
City Holding Co.	1,105	90,378	8.8
Hanmi Financial Corp.	6,681	158,206	15.4
HomeStreet Inc.	1,000	52,000	5.1
Hope Bancorp Inc.	5,816	85,553	8.4
OFG Bancorp.	4,241	112,641	11.0
Preferred Bank/Los Angeles CA	2,990	214,652	20.9

		881,686
Equity Real Estate Investment Trusts (REITs)
Xenia Hotels & Resorts Inc.(a)	338	6,121	0.6

Insurance
Employers Holdings Inc.	1,945	80,484	7.8

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	1,713	57,060	5.6

Total Reference Entity — Long		1,025,351

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,025,351

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
December 31, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$152,519,465	$—	$—	$152,519,465
Money Market Funds	4,688,810	—	—	4,688,810
	$157,208,275	$—	$—	$157,208,275
Derivative financial instruments(a)
Assets
Futures Contracts	$1,965	$—	$—	$1,965
Swaps	—	154,410	—	154,410
	$1,965	$154,410	$—	$156,375

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust